LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 30, 2012
Debt Disclosure [Abstract]
Summary of long-term debt
Long-term debt consists of the following:

	December 30, 2012	January 1, 2012

Revolving credit facility	$43,629	$52,389
Capital lease obligations	7,891	9,945
Loan payable	—	285

Total	51,520	62,619
Less current portion	2,361	2,470

Long-term portion	$49,159	$60,149